Approval of the Financial Statements	12 Months Ended
Dec. 31, 2023
Approval of the Financial Statements [Abstract]
Approval of the financial statements
9.	Approval of the financial statements
The financial statements were approved by the Board of Directors on April 29, 2024 and approved for publication.